Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Summary of Other Information Related to Leases
Other information related to leases as of June 30, 2020 and 2019 was as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases (in thousands)	$147	$91	$291	$130
Right-of-use assets obtained in exchange for lease obligations:
Operating leases (in thousands)	$—	$2,980	$—	$2,980

Other information related to leases as of December 31, 2019 was as follows:

For the Year Ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases (in thousands)	$417
Right-of-use assets obtained in exchange for lease obligations:
Operating leases (in thousands)	$2,980
Weighted Average Remaining Lease Term
Operating leases	8.3 years
Weighted Average Discount Rate
Operating leases	8.0%

Summary of Maturities of Operating Lease Liabilities
The following table summarizes the Company’s maturities of operating lease liabilities as of June 30, 2020 (in thousands):

Year
2020 (excluding the six months ended June 30, 2020)	$297
2021	508
2022	450
2023	462
2024	474
Thereafter	1,931

Total lease payments	$4,122
Less: present value discount	(1,070)

Total	$3,052

The following table summarizes the Company’s maturities of operating lease liabilities as of December 31, 2019 (in thousands):

Year
2020	$588
2021	508
2022	450
2023	462
2024	474
Thereafter	1,931

Total lease payments	$4,413
Less: present value discount	(1,189)

Total	$3,224

Summary of Aggregate Future Minimum Non-Cancellable Commitments Under Operating Leases
For comparative purposes, the Company’s aggregate future minimum non-cancellable
commitments under operating leases as of December 31, 2018 were as follows (in thousands):

Year
2019	$417
2020	588
2021	508
2022	450
2023	462
Thereafter	2,405

Total minimum lease payments	$4,830